Note 3 - Recent Accounting Pronouncements (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease, Liability, Total	$ 1,466
Operating Lease, Right-of-Use Asset	$ 1,466
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total		$ 1,700
Operating Lease, Right-of-Use Asset		$ 1,700